ACCOUNTS PAYABLE (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
ACCOUNTS PAYABLE
Total Accounts Payable	$ 25,136,481
Minimum
ACCOUNTS PAYABLE
Credit term	30 days
Maximum
ACCOUNTS PAYABLE
Credit term	90 days